Available-for-Sale Investments	12 Months Ended
Mar. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available-for-Sale Investments
6.	AVAILABLE-FOR-SALE INVESTMENTS

The following is a summary of available-for-sale debt and equity securities, which are all non-restricted, as of March 31, 2013 and 2012:

	Cost		Net unrealized gains		Fair values
	2013 US$	2012 US$	2013 US$	2012 US$	2013 US$	2012 US$
Current assets:
Unlisted investments	—	2,000,000	—	—	—	2,000,000
Listed equity securities	3,138	3,138	14,015	2,928	17,153	6,066

	3,138	2,003,138	14,015	2,928	17,153	2,006,066
Non-current assets:
Unlisted investments	1,000,000	1,000,000	45,200	33,800	1,045,200	1,033,800

	1,003,138	3,003,138	59,215	36,728	1,062,353	3,039,866

As of March 31, 2013 and 2012, investments totaling US$2,235 and US$2,335 were in unrealized loss positions of US$1,839 and US$1,952 respectively. During the fiscal years ended March 31, 2013, 2012 and 2011, no significant gain or loss was recognized on the disposal of the Company’s available-for-sale debt securities.

The fair values of listed equity securities are based on quoted market prices at the balance sheet date.

Unlisted investments which have terms of 2 years are measured at fair value using a price quoted by a third party, such as broker or bank, at the balance sheet date.

The net unrealized gains consisted of gross unrealized gains as at the fiscal years ended March 31, 2013, 2012 and 2011 of US$61,054, US$38,680 and US$14,676, respectively, and gross unrealized losses as at the fiscal years ended March 31, 2013, 2012 and 2011 of US$1,839, US$1,952 and US$1,913, respectively.

The proceeds from the disposal of available-for-sale investments for the fiscal years ended March 31, 2013, 2012 and 2011 were US$2,000,000, US$9,000,000 and US$15,986,532, respectively.